INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets

	June 30,	December 31,
	2012	2011

Federal net operating loss carry forwards	$4,601,000	$4,455,000
State and city net operating loss carry forwards net of federal tax benefit	1,315,000	1,272,000
	5,916,000	5,727,000
Less: Valuation allowance	5,916,000	5,727,000
Total	$-	$-